Capital and Reserves - Additional Information (Details)	Mar. 31, 2023 $ / shares
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Par value per share	$ 0.0005